UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    January 31, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               77
                                                  -----------------------

Form 13F Information Table Value Total:             126827 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4513     52291SH               Sole        N/A       52291
Agilent Technologies            Common     00846U101        2064     49826SH               Sole        N/A       49826
Automatic Data Processing       Common     053015103        2243     48465SH               Sole        N/A       48465
Banco Santander Central         Common     05964H105         496     46532SH               Sole        N/A       46532
Bank of New York Mellon         Common      64057102        1598     52930SH               Sole        N/A       52930
Bank of Nova Scotia             Common      64149107         463      8096SH               Sole        N/A        8096
Bard CR Inc.                    Common      67383109        2033     22157SH               Sole        N/A       22157
BB&T Corporation                Common      54937107        2214     84231SH               Sole        N/A       84231
Becton Dickinson & Co           Common      75887109        2597     30724SH               Sole        N/A       30724
BHP Billiton ADR                ADR         88606108        1179     12685SH               Sole        N/A       12685
Canon ADR                       ADR        138006309         431      8400SH               Sole        N/A        8400
Carbo Ceramics                  Common     140781105        4330     41816SH               Sole        N/A       41816
Cisco Systems Inc.              Common     17275R102        2157    106606SH               Sole        N/A      106606
Coca-Cola                       Common     191216100        2519     38296SH               Sole        N/A       38296
ConocoPhillips                  Common     20825C104        2268     33307SH               Sole        N/A       33307
Costco Wholesale Corp Del       Common     22160K105        2676     37064SH               Sole        N/A       37064
Credit Suisse                   Common     225401108         452     11182SH               Sole        N/A       11182
Cummins Inc                     Common     231021106         453      4120SH               Sole        N/A        4120
Deere & Company                 Common     244199105        3764     45324SH               Sole        N/A       45324
Dentsply International          Common     249030107        2232     65325SH               Sole        N/A       65325
DuPont                          Common     263534107        2932     58773SH               Sole        N/A       58773
Eli Lilly                       Common     532457108        1450     41375SH               Sole        N/A       41375
ENI S P A Sponsored Adr         ADR        26874R108         500     11424SH               Sole        N/A       11424
Exxon Mobil                     Common     30231G102        5076     69415SH               Sole        N/A       69415
FedEX Corp                      Common     31428X106        1218     13093SH               Sole        N/A       13093
General Electric Co             Common     369604103        2967    162208SH               Sole        N/A      162208
General Mills                   Common     370334104        2375     66723SH               Sole        N/A       66723
Google Inc Class A              Common     38259P508        2120      3569SH               Sole        N/A        3569
Honda Motor ADR                 ADR        438128308         456     11534SH               Sole        N/A       11534
HSBC Holdings ADR               ADR        404280406         573     11224SH               Sole        N/A       11224
Idexx Laboratories              Common     45168D104        2768     39988SH               Sole        N/A       39988
Illinois Tool Works Inc         Common     452308109        2247     42082SH               Sole        N/A       42082
Intel                           Common     458140100        2025     96281SH               Sole        N/A       96281
Internatl Business Mach         Common     459200101        4351     29646SH               Sole        N/A       29646
IShares MSCI EAFE IndexFund     ETF        464287465         244      4189SH               Sole        N/A        4189
IShares S&P Small Cap 600       ETF        464287804         241      3522SH               Sole        N/A        3522
IShares Trust S&P Midcap        ETF        464287507         360      3975SH               Sole        N/A        3975
J P Morgan Chase & Co Inc       Common     46625H100        2226     52475SH               Sole        N/A       52475
Johnson & Johnson               Common     478160104        5218     84362SH               Sole        N/A       84362
Kimberly Clark                  Common     494368103        2909     46144SH               Sole        N/A       46144
Laboratory CP Amer Hldgs        Common     50540R409        2280     25932SH               Sole        N/A       25932
Lowes                           Common     548661107        2116     84369SH               Sole        N/A       84369
Makita Corp ADR                 ADR        560877300         464     11334SH               Sole        N/A       11334
McCormick & Company             Common     579780206        2257     48514SH               Sole        N/A       48514
McDonalds                       Common     580135101         283      3683SH               Sole        N/A        3683
MDU Resources Group Inc         Common     552690109        1503     74140SH               Sole        N/A       74140
Medtronic Inc.                  Common     585055106        1863     50242SH               Sole        N/A       50242
Merck & Co Inc                  Common     58933Y105        2023     56126SH               Sole        N/A       56126
Microsoft                       Common     594918104        2292     82104SH               Sole        N/A       82104
National Fuel Gas Co            Common     636180101        2335     35589SH               Sole        N/A       35589
Novartis ADR                    ADR        66987V109         790     13400SH               Sole        N/A       13400
Pepsico                         Common     713448108         205      3142SH               Sole        N/A        3142
Potash Corp Saskatchewan        Common     73755L107         501      3237SH               Sole        N/A        3237
Proctor & Gamble                Common     742718109        3848     59810SH               Sole        N/A       59810
Progress Energy, Inc            Common     743263105        1951     44877SH               Sole        N/A       44877
Royal Bank Canada PV$1          Common     780087102         401      7649SH               Sole        N/A        7649
Royal Dutch Shell PLC           Common     780259206         603      9037SH               Sole        N/A        9037
Salix Pharmaceuticals LTD       Common     795435106        3287     69999SH               Sole        N/A       69999
Sanofi Aventis Spon ADR         ADR        80105N105         680     21095SH               Sole        N/A       21095
SAP AG ADR                      ADR        803054204         403      7955SH               Sole        N/A        7955
Scana                           Common     80589M102        1496     36858SH               Sole        N/A       36858
Tele Norte Leste Part ADR       ADR        879246106         298     20252SH               Sole        N/A       20252
Telefonica SA ADR               ADR        879382208         547      7995SH               Sole        N/A        7995
Teva Pharmaceuticals            Common     881624209         546     10480SH               Sole        N/A       10480
Total SA Sponsor ADR            ADR        89151E109         346      6462SH               Sole        N/A        6462
Toyota Motor Corp. ADR          ADR        892331307         566      7194SH               Sole        N/A        7194
Unilever PLC NEW ADR            ADR        904767704         785     25413SH               Sole        N/A       25413
Union Pacific Corp              Common     907818108         422      4550SH               Sole        N/A        4550
United Parcel Service Class B   Common     911312106        1053     14508SH               Sole        N/A       14508
United Technologies Corp        Common     913017109         247      3135SH               Sole        N/A        3135
US 1-3 Year Credit Bond Fund    ETF        464288646        1747     16757SH               Sole        N/A       16757
US Aggregate Bond Fund          ETF        464287226         338      3195SH               Sole        N/A        3195
US Int Credit Bond Fund         ETF        464288638         388      3685SH               Sole        N/A        3685
Vale Sa Adr                     Common     91912E105         414     11990SH               Sole        N/A       11990
Vanguard Emerging Market        ETF        922042858         331      6875SH               Sole        N/A        6875
Wal Mart Stores Inc             Common     931142103        2129     39475SH               Sole        N/A       39475
Wells Fargo & Co                Common     949746101        2153     69486SH               Sole        N/A       69486


TOTAL:  $126827 (thousands)


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